EMPLOYEE STOCK OPTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
EMPLOYEE STOCK OPTIONS
NOTE 11 EMPLOYEE STOCK OPTIONS

The Company has two stock based employee compensation plans pursuant to which stock option grants are outstanding. Under the Great Basin Scientific, Inc. 2014 Omnibus Plan and the 2014 Stock Option Plan certain employees and non-employee directors have been granted options to purchase common stock. The Company has 738,534 employee stock options exercisable into 70 shares of common stock outstanding as of March 31, 2017. All options vest in installments over a three to four year period and expire ten years from the date of grant. As of March 31, 2017, there are no additional shares of common stock available for issuance under either plan.

The following table summarizes the Company’s total option activity for the three months ended March 31, 2017:

	Options	Total Shares of Common Stock Underlying the Options	Weighted Average Exercise Price for One Common Share (billions)	Weighted Average Remaining Contractual Term in Years	Intrinsic Value $
As of March 31, 2017:
Options outstanding as of January 1, 2017	738,534	70	$290.1	7.0	—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited/expired	—	—	—	—	—
Options outstanding as of March 31, 2017	738,534	70	$290.1	6.7	—

Outstanding and exercisable stock options as of March 31, 2017 are as follows:

	Options Outstanding			Options Exercisable
	Number of Options Outstanding	Remaining Life (Years)	Exercise Price per Share of Stock ($ billions)	Number of Options Exercisable	Exercise Price per Share of Stock ($ billions)	Intrinsic Value
March 31, 2017	738,534	6.7	$290.1	508,977	$304.5	$—

The estimated fair value of the Company’s stock options, less expected forfeitures, is amortized over the options vesting period on the straight-line basis. The Company recognized $24,927 in equity-based compensation expenses during the three months ended March 31, 2017. There was $148,722 of total unrecognized compensation cost with a remaining vesting period of 1.46 years and $0 in intrinsic value of outstanding and vested stock options as of March 31, 2017.

NOTE 13    EMPLOYEE STOCK OPTIONS

The Company has three stock based employee compensation plans, the 2006 Stock Option Plan, the 2014 Stock Option Plan, and the Omnibus Plan pursuant to which certain employees and non-employee directors have been granted options to purchase common stock. The Company had 738,534 employee stock options exercisable into 70 shares of stock outstanding as of December 31, 2016 and 792,534 employee stock options exercisable into 88 shares of stock outstanding as of December 31, 2015. All options vest in installments over a three to four year period and expire ten years from the date of grant.

There were no employee stock options issued during the year ended December 31, 2016. For the year ended December 31, 2015, the Company awarded 117,500 common stock options exercisable into 3 shares of stock under the Omnibus Plan to certain employees and non-employee directors with an exercise price of $2.56 per option that expire in ten years and vest over a three and four year period. The Company determined the value of the 117,500 options granted during the year ended December 31, 2015 to be $268,202 of which $29,309 was expensed in 2015 with the remainder to be expensed over the vesting term of the options.

The following is the weighted average of the assumptions used in calculating the fair value of the options granted in 2015 using the Black-Scholes method:

Fair market value of one share of common stock	$258 billion
Aggregate exercise price of 60 options	$258 billion
Risk free rate	1.71%
Dividend yield	—%
Expected volatility	127.52%
Expected term	6.14 years

The following table summarizes the Company’s total employee stock option activity for the years ended December 31, 2016 and 2015:

			Weighted	Weighted
		Total Shares	Average	Average
		of Common	Exercise	Remaining
		Stock	Price for One	Contractual
		Underlying	Common Share	Term in	Intrinsic
	Options	the Options	(billions)	Years	Value $
As of December 31, 2015:
Options outstanding as of January 1, 2015	703,034	99	$300.4	8.8	—
Granted	117,500	3	$258.0	9.6	—
Exercised	—	—	$—	—	—
Forfeited/expired	(28,000)	(14)	$520.2	8.6	—
Options outstanding as of December 31, 2015	792,534	88	$286.2	8.0	—
As of December 31, 2016:					—
Options outstanding as of January 1, 2016	792,534	88	$286.2	8.0	—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited/expired	(54,000)	(18)	$237.0	7.8	—
Options outstanding as of December 31, 2016	738,534	70	$290.0	7.0	—

Outstanding and exercisable stock options as of December 31, 2016 and 2015 are as follows:

	Options Outstanding			Options Exercisable
			Exercise
			Price per
	Number of	Remaining	Share of	Number of	Exercise
	Options	Life	Stock	Options	Price	Intrinsic
	Outstanding	(Years)	($ billions)	Exercisable	($ billions)	Value
December 31, 2015	792,534	8.0	$286.2	328,445	$309.4	$—
December 31, 2016	738,534	7.0	$290.0	472,824	$305.6	$—

The estimated fair value of the Company stock options, less expected forfeitures, is amortized over the options vesting period on the straight-line basis. The Company recognized the following equity-based compensation expenses during the twelve months ended December 31, 2016 and 2015:

	December 31,
	2016	2015
Stock based compensation expense	$136,060	$110,123

As of December 31, 2016 and 2015, there were $272,847 and $408,907 of total unrecognized compensation cost with a remaining vesting period of 1.71 and 2.71 years, respectively.